Putnam
U.S. Government
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-03

[GRAPHIC OMITTED: BASEBALL CARD]

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

As you read the following report from Putnam U.S. Government Income Trust's management team for the six months ended March 31, 2003, we would like to call your attention to three points of particular interest.

The first is the discussion of the fund's results during the semiannual period. We believe it is important that you know the reasoning behind the team's positioning of assets in order to understand the fund's performance not only in its own right but also relative to its benchmark index and its Lipper category average.

The second is the explanation of a slight modification in the fund's investment policy. Management believes the change will provide wider latitude in selecting portfolio securities that may open opportunities that were previously unavailable to the fund.

Finally, you should also find the team's views of the fund's prospects for the second half of fiscal 2003 of interest, especially in this uncertain economic and market environment.

As we look back on one of the most challenging periods in recent investment history, we would like you to know how much we appreciate your patience and continued confidence in Putnam. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their fortitude.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 21, 2003

REPORT FROM FUND MANAGEMENT

FUND HIGHLIGHTS

* Putnam U.S. Government Income Trust class A shares returned 1.63% at net asset value and -3.21% at public offering price for the six months ended March 31, 2003.

* The fund underperformed its benchmark, the Lehman GNMA Index, which returned 2.26% during the same period.

* The fund's performance also lagged the average for its Lipper category, GNMA Funds, which was 1.87%. More performance information can be found on pages 7-8.

* The fund's dividend was decreased during the period. The current dividend rate for class A shares is $0.027. See page 5 for further details.

* Effective January 21, 2003, the fund's investment policy was modified to permit investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac. See page 5 for more details.

* PERFORMANCE COMMENTARY

We believe the fund's results for this period appropriately reflect its objective of seeking high current income consistent with capital preservation. During the period, we were concerned that interest rates would rise, and since bond prices move in the opposite direction of interest rates, protecting the portfolio's value was a priority. We consequently increased the allocation to Treasury bills and short-term cash equivalents, which we felt would be less sensitive to interest-rate changes. During the period, mortgage-backed securities issued by the Government National Mortgage Association (GNMA, or Ginnie Maes), outperformed Treasuries, and since the fund's benchmark is composed entirely of Ginnie Maes, the Treasury allocation hurt relative performance. This allocation also explains the fund's underperformance of its Lipper category average as the category consists of GNMA funds.

Fund Profile

Putnam U.S. Government Income Trust seeks current income by investing in U.S. government securities, such as Government National Mortgage Association certificates (Ginnie Maes), Fannie Mae certificates, Freddie Mac certificates, and U.S. Treasury securities. While not issued by the U.S. government, Ginnie Maes, Fannie Maes, and Freddie Macs are high quality and typically provide higher yields than Treasury securities of similar maturities. The fund is designed primarily for investors seeking income, but it can also lower volatility in a well-diversified portfolio.


* MARKET OVERVIEW

Continued uncertainty and investor trepidation characterized the markets during the period. Most equity indexes posted positive returns, but remained quite volatile. Driving the market's volatility was investors' concern about the direction of the U.S. economy, as well as questions about whether consumer spending would remain healthy and whether capital spending by corporations would improve. Overlaying these factors was the geopolitical uncertainty brought to bear by tenuous situations in Iraq and North Korea. In response, bonds continued to benefit somewhat from a flight to quality. Once the invasion into Iraq began, investors became more confident, moving some assets back into stocks.

Against this backdrop, interest rates, particularly, and yields on U.S. government bonds did not vary significantly during the period. Yields on 10-year Treasury notes reached a low of 3.56% and a high of 4.26% during the period, but spent most of the period trading within a more limited range. Yields tended to rise when market sentiment became more optimistic about the future of the economy and the outcome of events in the Middle East, and trended downward when investors became more cautious. With interest rates at historical lows, mortgage refinancing continued at a torrid pace.


MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 3/31/03

Bonds

Lehman GNMA Index                                                 2.26%
-----------------------------------------------------------------------
Lehman Aggregate Bond Index (corporate bonds)                     2.99%
-----------------------------------------------------------------------
Lehman Municipal Bond Index                                       1.21%
-----------------------------------------------------------------------
Credit Suisse First Boston High Yield Bond Index                 13.24%
-----------------------------------------------------------------------

Stocks

Standard & Poor's 500 (broad market)                              5.02%
-----------------------------------------------------------------------
Russell 1000 Growth Index (growth stocks)                         6.01%
-----------------------------------------------------------------------
Russell 1000 Value Index (value stocks)                           3.90%
-----------------------------------------------------------------------

These indexes provide an overview of market performance in different market sectors for the six months ended 3/31/03.


* STRATEGY OVERVIEW

While the type of mortgage-backed security in which the fund can invest has been expanded, our investment process remains unchanged. We start by deciding if mortgages or comparable Treasuries are more attractive, given their relative valuations and our outlook for the economy and interest rates. Then, we choose investments within these sectors by issuer or coupon rate by analyzing relative valuation and yields. This helps us identify opportunities offered by securities that are not included in the benchmark. As already noted, during the period we allocated a significant stake of the portfolio to such investments, shifting assets into Treasury bills and short-term cash equivalents, which are less sensitive to changes in interest rates. This also had the effect of reducing the fund's duration, a measure of interest-rate sensitivity. (A shorter duration means that the portfolio value is less likely to decline if interest rates rise; however, if rates fall, such a portfolio will not be able to benefit as much from the ensuing bond-price increases.) We also took advantage of the fund's new flexibility to invest in securities issued by the Federal National Mortgage Association (Fannie Maes) and the Federal Home Loan Mortgage Corporation (Freddie Macs), and we invested a small portion of the portfolio in collateralized mortgage obligations, because we believed that they offered attractive yields without adding significant risk.


[GRAPHIC OMITTED: vertical bar chart THE FUND'S MATURITY AND DURATION]

THE FUND'S MATURITY AND DURATION*

This chart compares changes in the fund's duration (a measure of its sensitivity to interest-rate changes) and its average effective maturity (a weighted average of the holdings' maturities) over the six months ended (3/31/03).

                                       as of 9/30/02      as of 3/31/03

Average effective maturity in years         2.1                1.6

Duration in years                           1.5                1.1

Footnote reads:
*Average effective maturity also takes into account put and call features, where applicable, and reflects prepayments for mortgage-backed securities.


* HOW FUND HOLDINGS AND SECTOR ALLOCATIONS AFFECTED PERFORMANCE

As we've noted, our decision to reduce the fund's mortgage-backed securities weighting -- reallocating the assets to Treasury bills and other short-term cash equivalents -- dampened its performance relative to the benchmark and the fund's peers. Mortgage-backed securities such as Ginnie Maes outperformed Treasuries in spite of strong prepayment activity that generally leads to mortgage-backed underperformance. Low or falling interest rates often encourage homeowners to refinance, leaving mortgage holders like the fund to reinvest prepaid principal at lower prevailing rates. However, because interest rates remained within a fairly defined range, especially the yield on the 10-year Treasury note, upon which most mortgage rates are based, bond performance was predicated more on interest income than on performance in any one sector. Mortgages offered higher yields, and thus performed better than Treasuries.

Within the mortgage sector, pools of mortgages with higher coupon rates tended to underperform because they were more susceptible to prepayments. Within the mortgage-backed security allocation, we consistently underweighted Ginnie Mae securities with higher coupons in the 7% to 8.5% range, because these bonds were particularly susceptible to prepayments. Instead, we focused on newly issued Ginnie Maes with coupons in the 5.5% to 6% range. As we began to invest in Fannie Mae and Freddie Mac securities, we focused on those with 7% coupons because we considered them attractively valued. These securities differ from Ginnie Maes in that they are backed by the full faith and protection of the issuing government agency. Ginnie Maes, on the other hand, are backed by the full faith and credit of the U.S. government. All three of these issuers offer solid credit quality and performed well during the period.

Our choices for Treasury investments, Treasury bills, are offered with maturities of three months, six months, and one year. They differ from Treasury notes, which carry maturities of between two and ten years, and Treasury bonds, which are Treasury securities with maturities of longer than ten years. We focused on shorter-term Treasuries and cash equivalents in order to shorten the duration, or interest-rate sensitivity, of the fund. We also felt that other parts of the Treasury yield curve were more prone to suffer price losses if interest rates rose.

As noted earlier, the fund also has a small stake in collateralized mortgage obligations (CMOs), a different type of mortgage-backed security created by separating the pools of mortgages that comprise such a security into different maturity classes, called tranches. Issued by the Freddie Mac, Ginnie Mae or private issuers, CMOs are high-quality investments that typically offer slightly lower yields than conventional mortgage-backed securities but provide a more stable stream of income. This positioning is consistent with our defensive focus. Please note that all allocations discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

* Declining interest rates throughout the fiscal year necessitated a decrease in the fund's dividends during the period. Class A share dividends were reduced from $0.04 to $0.027 per share; other share classes experienced similar reductions.

* On January 21, 2003, the fund's investment policies were modified to allow investments in mortgage-backed securities issued by Fannie Mae and Freddie Mac. Securities issued by these two agencies account for 78% of the mortgage-backed universe. These changes will provide greater potential for strong, competitive performance and allow the fund to take greater advantage of Putnam's fixed-income resources.

* THE FUND'S MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are Kevin Cronin (Portfolio Leader), Rob Bloemker (Portfolio Member), Carl Bell, Andrea Burke, Steve Horner, D. William Kohli, James Prusko, Michael Salm, John Van Tassel, and David Waldman.


[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATIONS AS OF 3/31/03]

PORTFOLIO ALLOCATIONS AS OF 3/31/03*

Federal National
Mortgage Association -- 16.5%

Governmental National
Mortgage Association -- 66.8%

U.S. Treasury
obligations -- 0.9%

Collaterized mortgage
obligations -- 4.6%

Short-term investments -- 11.2%

Footnote reads:
*Based on market value of 3/31/03. Future allocations will vary.


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

We believe that economic growth will be modest going forward. More importantly, several factors that forced interest rates lower appear to be reversing direction. First, the federal budget is no longer in surplus. Instead, there will be a pronounced deficit going forward, made even larger by spending on the Iraq war. The significant amount of new bond issuance should force rates higher. In addition, bonds outperformed stocks from 2000 through 2002, the first time they did so three years running since 1939-1941. The equity market appears to be rebounding, increasing the possibility that the bond market will experience significant outflows from investors who had been using the safe haven of government bonds to protect their assets. Third, uncertainty about credit quality and risk, which resulted from the corporate accounting scandals, appears to be dissipating. Further, interest rates were kept low by the strong buying of U.S. assets by international investors who were seeking the relative safety of the U.S. government-bond market and because of the strength of the U.S. dollar. However, the dollar has fallen in value relative to the yen and the euro for the first time in nine years, making U.S. assets less attractive to overseas investors. Our defensive stance was constructed with all of this mind. While we may have been a bit early, we felt it was prudent to be prepared. We believe there is a high probability that bond prices will decline while yields rise, so we are looking to protect the fund's principal at the same time that we look for yield opportunities to bolster returns.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended March 31, 2003. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. A profile of your fund's strategy appears on the first page of this report. See pages 8 and 9 for definitions of some terms used in this section.



TOTAL RETURN FOR PERIODS ENDED 3/31/03

                        Class A           Class B            Class C           Class M         Class R
(inception dates)      (2/8/84)          (4/27/92)          (7/26/99)          (2/6/95)       (1/21/03)
                      NAV    POP        NAV    CDSC        NAV    CDSC        NAV    POP         NAV
-------------------------------------------------------------------------------------------------------
6 months             1.63%   -3.21%    1.27%   -3.74%     1.20%   0.20%      1.49%   -1.78%     1.52%
-------------------------------------------------------------------------------------------------------
1 year               7.31     2.22     6.57     1.57      6.56    5.56       7.12     3.64      7.11
-------------------------------------------------------------------------------------------------------
5 years             34.90    28.50    30.05    28.05     29.97   29.97      33.27    28.91     33.24
Annual average       6.17     5.14     5.40     5.07      5.38    5.38       5.91     5.21      5.91
-------------------------------------------------------------------------------------------------------
10 years            79.91    71.38    66.79    66.79     66.89   66.89      75.28    69.55     75.54
Annual average       6.05     5.53     5.25     5.25      5.26    5.26       5.77     5.42      5.79
-------------------------------------------------------------------------------------------------------
Annual average
(life of fund)       7.98     7.71     7.09     7.09      7.17    7.17       7.62     7.44      7.72
-------------------------------------------------------------------------------------------------------


Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 4.75% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/03

                                                                  Lipper GNMA
                                                   Lehman GNMA   Funds category
                                                      Index         average*
-------------------------------------------------------------------------------
6 months                                              2.26%          1.87%
-------------------------------------------------------------------------------
1 year                                                8.44           8.28
-------------------------------------------------------------------------------
5 years                                              41.34          35.96
Annual average                                        7.17           6.33
-------------------------------------------------------------------------------
10 years                                             98.35          84.61
Annual average                                        7.09           6.32
-------------------------------------------------------------------------------
Annual average
(life of fund)                                        9.66           8.58
-------------------------------------------------------------------------------

*Over the 6-month and 1-, 5-, and 10-year periods ended 3/31/03, there were 66, 66, 41, and 24 funds, respectively, in this Lipper category.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/03

                                      Class A        Class B        Class C        Class M        Class R
----------------------------------------------------------------------------------------------------------
Distributions
(number)                                 6              6              6              6              2
----------------------------------------------------------------------------------------------------------
Income                                $0.213         $0.165         $0.167         $0.195         $0.057
----------------------------------------------------------------------------------------------------------
Capital gains                            --             --             --             --             --
----------------------------------------------------------------------------------------------------------
  Total                               $0.213         $0.165         $0.167         $0.195         $0.057
----------------------------------------------------------------------------------------------------------
Share value:                       NAV     POP         NAV            NAV       NAV     POP         NAV
----------------------------------------------------------------------------------------------------------
9/30/02                           $13.22   $13.88    $13.15         $13.20     $13.20   $13.64        --
----------------------------------------------------------------------------------------------------------
1/21/03                               --       --        --             --         --       --    $13.22
----------------------------------------------------------------------------------------------------------
3/31/03                            13.22    13.88     13.15          13.19      13.20    13.64     13.22
----------------------------------------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------------------------------------
Current dividend
rate 1                              2.45%    2.33%     1.73%          1.73%      2.18%    2.11%     2.27%
----------------------------------------------------------------------------------------------------------
Current 30-day
SEC yield 2                         2.58     2.45      1.83           1.83       2.32     2.28      2.33
----------------------------------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

3 Inception of class R shares.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

COMPARATIVE INDEXES

Lehman GNMA Index is an unmanaged index of mortgage-backed securities.

The Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed income securities.

The Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax exempt bonds.

The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index of high-yield debt securities.

The S&P 500 Index is an unmanaged index of common  stock performance.

The Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 chosen for their growth orientation

The Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 chosen for their value orientation.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
March 31, 2003 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government and Agency Mortgage Obligations (96.3%)
-------------------------------------------------------------------------------------------------------------------
                    Federal National Mortgage Association Pass-Through Certificates
       $427,551,681 7s, with due dates from October 1, 2024 to March 1, 2033                           $451,018,304
              4,668 7s, July 1, 2007                                                                          4,770
          7,022,271 6s, with due dates from September 1, 2017 to November 1, 2017                         7,348,150
        163,000,000 Federal National Mortgage Association TBA, 4 1/2s, May 1, 2018                      164,375,394
                    Government National Mortgage Association Graduated
                    Payment Mortgages
             11,732 13 3/4s, November 20, 2014                                                               14,237
             20,402 13 1/4s, December 20, 2014                                                               24,547
             47,538 12 3/4s, with due dates from June 20, 2014 to February 20, 2015                          56,638
                    Government National Mortgage Association
                    Pass-Through Certificates
            103,812 15s, with due dates from July 15, 2011 to October 15, 2012                              128,098
             73,280 14s, with due dates from July 15, 2014 to November 20, 2014                              89,537
            453,437 13 1/2s, with due dates from September 20, 2014 to June 20, 2015                        548,343
                494 13 1/4s, October 15, 2014                                                                   598
            276,296 13s, with due dates from October 20, 2013 to September 20, 2015                         331,388
             62,048 12 3/4s, with due dates from October 15, 2013 to May 15, 2014                            74,321
            134,613 12 1/2s, with due dates from November 20, 2013 to
                    November 20, 2015                                                                       159,606
            265,086 12 1/4s, with due dates from December 20, 2013 to
                    March 15, 2015                                                                          314,412
            117,440 12s, with due dates from April 20, 2014 to March 20, 2016                               138,402
            677,247 11 1/2s, with due dates from May 15, 2010 to
                    September 15, 2018                                                                      792,311
            255,328 11 1/4s, with due dates from September 15, 2015 to
                    January 15, 2016                                                                        298,843
            474,298 11s, with due dates from November 20, 2013 to June 20, 2019                             549,626
             38,948 10 7/8s, February 15, 2010                                                               44,184
             41,149 10 3/4s, with due dates from January 15, 2016 to
                    February 15, 2016                                                                        47,916
              8,819 10 1/4s, April 15, 2016                                                                  10,155
            340,128 10s, with due dates from October 15, 2009 to January 20, 2021                           384,468
            222,546 9 1/2s, June 20, 2018                                                                   250,234
            183,482 9 1/4s, with due dates from April 15, 2016 to June 15, 2016                             205,836
          2,463,595 9s, with due dates from January 15, 2005 to October 20, 2016                          2,741,040
         10,768,715 8 1/2s, with due dates from January 15, 2010 to
                     December 15, 2024                                                                   11,880,535
          4,641,911 8 1/2s, with due dates from June 15, 2003 to October 15, 2008                         4,989,871
        305,506,652 8s, with due dates from December 15, 2017 to August 15, 2032                        332,348,580
          9,034,070 8s, with due dates from April 15, 2004 to November 15, 2009                           9,746,281
        195,451,963 7 1/2s, with due dates from October 15, 2021 to
                    November 15, 2032                                                                   209,820,184
            132,878 7 1/2s, with due dates from March 15, 2017 to June 15, 2017                             143,140
        409,667,996 7s, with due dates from March 15, 2022 to August 15, 2032                           435,411,375
                    Government National Mortgage Association
                    Pass-Through Certificates
          7,955,738 7s, with due dates from October 15, 2007 to August 15, 2012                           8,559,333
        672,785,736 6 1/2s, with due dates from September 15, 2023 to
                    February 15, 2033                                                                   695,933,405
        455,266,273 6s, with due dates from December 15, 2023 to February 15, 2033                      475,877,376
        310,000,000 Government National Mortgage Association TBA,7s, April 1, 2033                      328,600,000
                                                                                                      -------------
                                                                                                      3,143,261,438

U.S. Treasury Obligations (1.0%)
-------------------------------------------------------------------------------------------------------------------
         28,799,488 U.S. Treasury Inflation Index Notes 3 5/8s, January 15, 2008                         32,232,934
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations
                    (cost $3,119,345,511)                                                            $3,175,494,372

COLLATERALIZED MORTGAGE OBLIGATIONS (5.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Fannie Mae
         $1,615,665 Ser. 02-26, Class A2, 7 1/2s, 2048                                                   $1,763,599
         73,711,716 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                  81,058,675
          8,296,170 Ser. 01-T10, Class A2, 7 1/2s, 2041                                                   9,123,062
         31,707,981 Ser. 01-T7, Class A1, 7 1/2s, 2041                                                   34,868,364
          4,766,882 Ser. 01-T3, Class A1, 7 1/2s, 2040                                                    5,242,004
         13,900,456 Ser. 01-T1, Class A1, 7 1/2s, 2040                                                   15,285,936
          5,590,580 Ser. 99-T2, Class A1, 7 1/2s, 2039                                                    6,147,801
          1,282,065 Ser. 02-33, Class A2, 7 1/2s, 2032                                                    1,409,850
          2,996,807 Ser. 00-T6, Class A1, 7 1/2s, 2030                                                    3,295,504
         14,141,271 Ser. 01-T4, Class A1, 7 1/2s, 2028                                                   15,550,754
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $172,027,332)                      $173,745,549

SHORT-TERM INVESTMENTS (13.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $163,666,000 Federal Home Loan Mortgage Corp. for an effective yield
                    of 1.30%, April 1, 2003                                                            $163,660,090
        130,000,000 Interest in $225,000,000 joint tri-party repurchase agreement dated March 31, 2003 with Bank of America due
                    April 1, 2003 with respect to various U.S. Government
                    obligations -- maturity value of $130,004,875 for an
                    effective yield of 1.35%                                                            130,000,000
        130,000,000 Interest in $225,000,000 joint tri-party repurchase agreement dated March 31, 2003 with Goldman Sachs & Co. due
                    April 1, 2003 with respect to various U.S. Government
                    obligations -- maturity value of $130,004,875 for an
                    effective yield of 1.35%                                                            130,000,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $423,660,090)                                   $423,660,090
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,715,032,933)                                          $3,772,900,011
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,262,670,019.

      TBA after the name of a security represents to be announced securities (Note 1).

------------------------------------------------------------------------------
TBA Sales Commitments at March 31, 2003 (Unaudited)
(proceeds receivable $492,330,000)
                        Principal        Settlement            Market
Agency                   Amount             Date               Value
------------------------------------------------------------------------------
FNMA, 7s, April 2033  $156,000,000         4/14/03          $164,385,000
GNMA, 6s, April 2033   315,000,000         4/23/03           328,485,780
------------------------------------------------------------------------------
                                                            $492,870,780
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$3,715,032,933) (Note 1)                                                     $3,772,900,011
-------------------------------------------------------------------------------------------
Cash                                                                             27,250,667
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   16,020,120
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            3,530,113
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  495,791,287
-------------------------------------------------------------------------------------------
Total assets                                                                  4,315,492,198

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                523,799,296
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       29,719,651
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,528,116
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          552,426
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      163,551
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,881
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            2,163,134
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable
$492,330,000) (Note 1)                                                          492,870,780
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               21,344
-------------------------------------------------------------------------------------------
Total liabilities                                                             1,052,822,179
-------------------------------------------------------------------------------------------
Net assets                                                                   $3,262,670,019

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,496,175,052
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (8,997,382)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (281,833,949)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       57,326,298
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $3,262,670,019

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,318,941,360 divided by 175,383,136 shares)                                       $13.22
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $13.22)*                              $13.88
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($700,203,700 divided by 53,262,445 shares)**                                        $13.15
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($64,552,825 divided by 4,893,635 shares)**                                          $13.19
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($119,438,883 divided by 9,047,767 shares)                                           $13.20
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $13.20)*                              $13.64
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($1,005 divided by 76 shares)                                                        $13.22
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($59,532,246 divided by 4,508,139 shares)                                            $13.21
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2003 (Unaudited)
Interest income:                                                                $60,126,730
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  7,197,944
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,545,808
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    38,756
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     25,385
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,973,626
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             3,476,409
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               298,833
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               389,838
-------------------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                                     1
-------------------------------------------------------------------------------------------
Other                                                                               796,334
-------------------------------------------------------------------------------------------
Total expenses                                                                   17,742,934
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (140,163)
-------------------------------------------------------------------------------------------
Net expenses                                                                     17,602,771
-------------------------------------------------------------------------------------------
Net investment income                                                            42,523,959
-------------------------------------------------------------------------------------------
Net realized gain on investments  (Notes 1 and 3)                                40,072,750
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and TBA sale commitments during the period                                      (32,245,511)
-------------------------------------------------------------------------------------------
Net gain on investments                                                           7,827,239
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $50,351,198
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                         March 31          September 30
                                                                            2003*                  2002
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $42,523,959          $139,075,597
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                       40,072,750            51,600,625
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (32,245,511)           (6,033,973)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   50,351,198           184,642,249
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (38,542,737)         (119,921,444)
-------------------------------------------------------------------------------------------------------
   Class B                                                             (8,760,167)          (24,407,970)
-------------------------------------------------------------------------------------------------------
   Class C                                                               (753,379)           (1,644,171)
-------------------------------------------------------------------------------------------------------
   Class M                                                             (2,365,247)           (6,849,443)
-------------------------------------------------------------------------------------------------------
   Class R                                                                     (4)                   --
-------------------------------------------------------------------------------------------------------
   Class Y                                                             (1,099,807)           (2,756,244)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)         (157,818,075)          420,909,498
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (158,988,218)          449,972,475

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 3,421,658,237         2,971,685,762
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment
income of $8,997,382 and --, respectively)                         $3,262,670,019        $3,421,658,237
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.22       $13.10       $12.55       $12.57       $13.28       $13.01
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .18          .62          .75          .79          .76          .81
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .03          .19          .56         (.02)        (.66)         .29
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .21          .81         1.31          .77          .10         1.10
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.21)        (.69)        (.76)        (.79)        (.76)        (.83)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --           -- (d)     (.05)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.21)        (.69)        (.76)        (.79)        (.81)        (.83)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.22       $13.22       $13.10       $12.55       $12.57       $13.28
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  1.63*        6.41        10.74         6.43          .76         8.75
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,318,941   $2,432,891   $2,256,218   $1,929,653   $1,986,980   $2,130,980
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .44*         .85          .86          .87          .85          .87
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.36*        4.74         5.87         6.40         5.94         6.15
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                146.63* (e)  277.25 (e)   156.53 (e)   133.29       123.04       294.74
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.15       $13.04       $12.49       $12.51       $13.22       $12.97
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .13          .51          .65          .70          .67          .70
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .04          .20          .56         (.02)        (.67)         .28
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .17          .71         1.21          .68           --          .98
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.17)        (.60)        (.66)        (.70)        (.67)        (.73)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --           -- (d)     (.04)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.17)        (.60)        (.66)        (.70)        (.71)        (.73)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.15       $13.15       $13.04       $12.49       $12.51       $13.22
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  1.27*        5.59         9.98         5.65          .01         7.82
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $700,204     $691,467     $500,366     $574,087   $1,082,048   $1,334,041
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .82*        1.60         1.61         1.62         1.60         1.62
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .98*        3.96         5.15         5.64         5.18         5.42
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                146.63* (e)  277.25 (e)   156.53 (e)   133.29       123.04       294.74
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                          For the period
Per-share                             March 31                                        July 26, 1999+
operating performance               (Unaudited)          Year ended September 30        to Sept. 30
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.20       $13.08       $12.53       $12.55       $12.54
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .13          .50          .64          .70          .12
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .03          .21          .58         (.02)         .02
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .16          .71         1.22          .68          .14
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.17)        (.59)        (.67)        (.70)        (.12)
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --           --           -- (d)     (.01)
-----------------------------------------------------------------------------------------------------
Total distributions                     (.17)        (.59)        (.67)        (.70)        (.13)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.19       $13.20       $13.08       $12.53       $12.55
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  1.20*        5.64         9.99         5.67         1.12*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $64,553      $54,880      $27,512       $7,329       $2,577
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .82*        1.60         1.61         1.62          .29*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .97*        3.93         5.07         5.67          .99*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                146.63* (e)  277.25 (e)   156.53 (e)   133.29       123.04
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.20       $13.08       $12.52       $12.55       $13.25       $13.00
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .16          .57          .71          .76          .72          .80
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .04          .21          .57         (.03)        (.66)         .25
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .20          .78         1.28          .73          .06         1.05
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.20)        (.66)        (.72)        (.76)        (.72)        (.80)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --           -- (d)     (.04)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.20)        (.66)        (.72)        (.76)        (.76)        (.80)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.20       $13.20       $13.08       $12.52       $12.55       $13.25
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(b)                 1.49*        6.14        10.56         6.09          .56         8.38
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $119,439     $171,975     $144,285      $95,090     $133,362     $163,076
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .57*        1.10         1.11         1.12         1.10         1.12
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.23*        4.47         5.60         6.15         5.68         5.91
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                146.63* (e)  277.25 (e)   156.53 (e)   133.29       123.04       294.74
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------
                                  For the period
                                January 21, 2003+
Per-share                           to March 31
operating performance               (Unaudited)
-------------------------------------------------
                                        2003
-------------------------------------------------
Net asset value,
beginning of period                   $13.22
-------------------------------------------------
Investment operations:
-------------------------------------------------
Net investment income (a)                .06
-------------------------------------------------
Net realized and unrealized
gain (loss) on investments                --
-------------------------------------------------
Total from
investment operations                    .06
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net
investment income                       (.06)
-------------------------------------------------
From return of capital                    --
-------------------------------------------------
Total distributions                     (.06)
-------------------------------------------------
Net asset value,
end of period                         $13.22
-------------------------------------------------
Total return at
net asset value (%)(b)                  0.43*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                            $1
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .22*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)                .47*
-------------------------------------------------
Portfolio turnover (%)                146.63* (d)
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS  Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.21       $13.09       $12.54       $12.56       $13.27       $13.01
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .19          .62          .78          .82          .79          .83
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .04          .23          .56         (.02)        (.66)         .29
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .23          .85         1.34          .80          .13         1.12
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.73)        (.79)        (.82)        (.79)        (.86)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --           -- (d)     (.05)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.23)        (.73)        (.79)        (.82)        (.84)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.21       $13.21       $13.09       $12.54        12.56       $13.27
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  1.77*        6.71        11.05         6.71         1.04         8.98
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $59,532      $70,445      $43,306      $31,871      $28,087       $7,428
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .32*         .60          .61          .62          .60          .62
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.48*        4.92         6.11         6.66         6.19         6.42
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                146.63* (e)  277.25 (e)   156.53 (e)   133.29       123.04       294.74
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing mainly in securities which are obligations of the U.S. government, its agencies and instrumentalities, have short to long-term maturities and are backed by the full faith and credit of the United States such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by the credit of a federal agency or government sponsored entity, such as Fannie Mae mortgage-backed bonds. The fund also invests in repurchase agreements and forward commitments relating to those investments.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering class R shares on January 21, 2003. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class R shares are sold without a front end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B and class C shares. Class R shares are offered to qualified employee benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including participants in defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies, and other defined contribution plans subject to minimum requirements.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after The fund's portfolio.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2002, the fund had a capital loss carryover of approximately $321,905,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $206,353,000    September 30, 2003
    51,884,000    September 30, 2004
     8,893,000    September 30, 2005
    23,731,000    September 30, 2008
    31,044,000    September 30, 2009

The aggregate identified cost on a tax basis is $3,715,034,549, resulting in gross unrealized appreciation and depreciation of $58,357,434 and $491,972, respectively, or net unrealized appreciation of $57,865,462.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million of average net assets, 0.475% of the next $500 million, 0.4275% of the next $500 million and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2003, the fund's expenses were reduced by $140,163 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,430 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended March 31, 2003, Putnam Retail Management, acting as underwriter received net commissions of $133,228 and $35,712 from the sale of class A and class M shares, respectively, and received $790,971and $15,874 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2003, Putnam Retail Management, acting as underwriter received $39,111 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2003, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $4,258,774,123 and $3,720,408,826, respectively.

Note 4
Capital shares

At March 31, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,914,789        $319,614,906
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             2,569,229          30,048,510
---------------------------------------------------------------------------
                                            26,484,018         349,663,416

Shares repurchased                         (35,077,107)       (462,931,453)
---------------------------------------------------------------------------
Net decrease                                (8,593,089)      $(113,268,037)
---------------------------------------------------------------------------

                                             Year ended September 30, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 78,360,826      $1,021,999,691
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             6,850,986          88,982,588
---------------------------------------------------------------------------
                                            85,211,812       1,110,982,279

Shares repurchased                         (73,411,088)       (955,480,657)
---------------------------------------------------------------------------
Net increase                                11,800,724        $155,501,622
---------------------------------------------------------------------------

                                           Six months ended March 31, 2003
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,049,591        $145,135,312
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               535,432           7,024,490
---------------------------------------------------------------------------
                                            11,585,023         152,159,802

Shares repurchased                         (10,904,172)       (143,049,474)
---------------------------------------------------------------------------
Net increase                                   680,851          $9,110,328
---------------------------------------------------------------------------

                                             Year ended September 30, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 27,588,063        $358,956,480
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,434,915          18,554,498
---------------------------------------------------------------------------
                                            29,022,978         377,510,978

Shares repurchased                         (14,821,786)       (191,958,181)
---------------------------------------------------------------------------
Net increase                                14,201,192        $185,552,797
---------------------------------------------------------------------------

                                           Six months ended March 31, 2003
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,801,400         $23,598,287
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                46,165             753,379
---------------------------------------------------------------------------
                                             1,847,565          24,351,666

Shares repurchased                          (1,112,140)        (14,648,232)
---------------------------------------------------------------------------
Net increase                                   735,425          $9,703,434
---------------------------------------------------------------------------

                                             Year ended September 30, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,831,860         $62,989,848
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                98,283           1,275,564
---------------------------------------------------------------------------
                                             4,930,143          64,265,412

Shares repurchased                          (2,875,057)        (37,401,314)
---------------------------------------------------------------------------
Net increase                                 2,055,086         $26,864,098
---------------------------------------------------------------------------

                                           Six months ended March 31, 2003
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,883,802         $24,833,786
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                32,695             430,577
---------------------------------------------------------------------------
                                             1,916,497          25,264,363

Shares repurchased                          (5,895,350)        (77,739,933)
---------------------------------------------------------------------------
Net decrease                                (3,978,853)       $(52,475,570)
---------------------------------------------------------------------------

                                             Year ended September 30, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,466,481         $84,692,408
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                86,426           1,121,959
---------------------------------------------------------------------------
                                             6,552,907          85,814,367

Shares repurchased                          (4,555,886)        (59,304,161)
---------------------------------------------------------------------------
Net increase                                 1,997,021         $26,510,206
---------------------------------------------------------------------------

                                           For the period January 21, 2003
                                           (commencement of operations) to
                                                            March 31, 2003
---------------------------------------------------------------------------
Class R                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                         75              $1,000
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                     1                   5
---------------------------------------------------------------------------
                                                    76               1,005

Shares repurchased                                  --                  --
---------------------------------------------------------------------------
Net increase                                        76              $1,005
---------------------------------------------------------------------------

                                           Six months ended March 31, 2003
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,086,979         $14,322,060
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                83,006           1,099,807
---------------------------------------------------------------------------
                                             1,169,985          15,421,867

Shares repurchased                          (1,994,527)        (26,311,102)
---------------------------------------------------------------------------
Net decrease                                  (824,542)       $(10,889,235)
---------------------------------------------------------------------------

                                             Year ended September 30, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,688,993         $48,178,111
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               212,345           2,756,244
---------------------------------------------------------------------------
                                             3,901,338          50,934,355

Shares repurchased                          (1,875,858)        (24,453,580)
---------------------------------------------------------------------------
Net increase                                 2,025,480         $26,480,775
---------------------------------------------------------------------------

At March 31, 2003, Putnam Investments, LLC owned 76 class R shares of the fund (100% of class R shares outstanding), valued at $1,005.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Kevin M. Cronin
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA038-88621  032/885/689/527  5/03


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam U.S. Government Income Trust
Supplement to Semiannual Report dated 3/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.


RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 3/31/03

                                                                        NAV

6 months                                                               1.77%
1 year                                                                 7.70
5 years                                                               36.65
Annual average                                                         6.44
10 years                                                              84.12
Annual average                                                         6.29
Life of fund (since class A inception, 2/8/84)
Annual average                                                         8.11

Share value:                                                            NAV

9/30/02                                                              $13.21
3/31/03                                                              $13.21


Distributions:          No.           Income      Capital gains       Total
                         6            $0.231           --            $0.231
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.